As filed with the Securities and Exchange Commission on November 27, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  (811-09025)

New Covenant Funds
(Exact name of registrant as specified in charter)

200 East Twelfth Street
Jeffersonville, IN 47130
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
New Covenant Funds
2020 E. Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

626-914-7364
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2009

Item 1. Schedule of Investments.

New Covenant Growth Fund
SCHEDULE OF INVESTMENTS at September 30, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.7%
	Advertising - 0.4%
67,000	Omnicom Group, Inc.	$2,474,980
	Automotive - 0.9%
244,500	Ford Motor Co. (a)	1,762,845
3,813	Hyundai Mobis	535,584
4,500	Magna International, Inc., Class A	191,340
17,000	Nissan Motor Co., Ltd.	114,956
525	Renault SA (a)	24,480
25,100	Toyota Motor Corp.	998,240
79,300	TRW Automotive Holdings Corp. (a)	1,328,275
51,500	WABCO Holdings, Inc.	1,081,500
		6,037,220
	Banks - 5.2%
119,631	Banco Bilbao Vizcaya Argentaria SA	2,123,507
305,429	Bank of America Corp.	5,167,859
3,585,000	Bank of China Ltd.	1,887,317
172,100	Barclays PLC (a)(b)	1,017,660
264,000	China Construction Bank Corp.	210,858
184,600	Commerce Asset Holdings	592,043
14,900	Deutsche Bank AG	1,143,512
348,185	Grupo Financiero Inbursa SA	987,001
264,414	HSBC Holdings PLC	3,025,645
4,400	HSBC Holdings	51,040
1,870,000	Industrial & Commercial Bank of China, Class H	1,409,126
154,456	JPMorgan Chase & Co.	6,768,262
45,800	PNC Financial Services Group (L)	2,225,422
6,660	Shinhan Financial Group Co., Ltd. (a)	265,665
42,921	Standard Chartered PLC	1,057,728
2,912	Standard Chartered	71,653
6,900	Sumitomo Mitsui Financial Group, Inc.	240,595
69,600	UniCredit SpA (a)	271,939
242,100	Wells Fargo & Co.	6,822,378
		35,339,210
	Chemicals - 1.7%
3,200	Airgas, Inc.	154,784
30,100	Eastman Chemical Co. (L)	1,611,554
8,500	Ecolab, Inc.	392,955
26,400	FMC Corp. (L)	1,485,000
18,732	Israel Chemicals, Ltd.	214,350
3,470	Lg Chemical	644,965
15,900	Monsanto Co.	1,230,660
32,600	Mosaic Co., Inc.	1,567,082
9,600	Potash Corp. of Saskatchewan, Inc. (a)	870,828
29,400	Praxair, Inc.	2,401,686
26,600	Valspar Corp.	731,766
		11,305,630
	Commercial Services - 2.3%
5,600	Alliance Data Systems Corp. (a)(L)	342,048
3,100	Copart, Inc. (a)	102,951
124,100	Discover Financial Services (L)	2,014,143
2,800	Dun & Bradstreet Corp.	210,896
4,300	Iron Mountain, Inc. (a)	114,638
25,300	Manpower, Inc. (L)	1,434,763
65,100	RR Donnelley & Sons Co.	1,384,026
42,700	Serco Group PLC	344,619
4,900	Stericycle, Inc. (a)(L)	237,405
1,200	Strayer Education, Inc.	261,216
30,200	Visa, Inc., Class A (L)	2,087,122
15,900	Watson Wyatt Worldwide, Inc.	692,604
223,200	Western Union Co.	4,222,944
333,100	Xerox Corp.	2,578,194
		16,027,569
	Computer Services & Software - 8.4%
69,168	Acer Inc New - ADR (a)	882,134
139,525	Activision Blizzard, Inc. (a)	1,728,715
8,500	Adobe Systems, Inc. (a)	280,840
37,900	Affiliated Computer Services, Inc., Class A (a)	2,053,043
22,300	Amdocs Ltd. (a)	599,424
39,100	Apple Computer, Inc. (a)	7,247,967
36,400	BMC Software, Inc. (a)	1,366,092
10,200	CA, Inc.	224,298
160,000	Cadence Design Systems, Inc. (a)(L)	1,174,400
207,100	Cisco Systems, Inc. (a)	4,875,134
73,700	Hewlett Packard Co.	3,479,377
67,000	International Business Machines Corp.	8,013,870
171,900	Intuit, Inc. (a)(L)	4,899,150
451,600	Microsoft Corp.	11,691,924
7,700	NetApp, Inc. (a)(L)	205,436
6,600	Oracle Corp. Japan (L)	294,101
227,100	Oracle Corp.	4,732,764
38,300	Red Hats, Inc. (a)(L)	1,058,612
63,000	SanDisk Corp. (a)(L)	1,367,100
10,200	SAP AG	496,746
24,000	Trend Micro, Inc.	895,672
6,250	Wistron Corp. GDR (a)	116,259
		57,683,058
	Construction & Building Materials - 1.9%
112,000	Anhui Conch Cement Co. Ltd., Class H (L)	746,421
20,921	Bouygues SA (L)	1,063,868
19,056	Cemex S.A.B. de CV - ADR (a)	246,204
189,000	China Railway (L)	251,185
14,000	China Shanshui Cement Group (a)	10,459
26,000	Chiyoda Corp.	204,779
35,500	CRH PLC	982,099
20,844	CRH PLC	578,932
31,200	Emcor Group, Inc. (a)(L)	789,984
7,000	HeidelbergCement AG	453,173
16,190	Holcim Ltd. (a)(b)	1,110,781
58,200	Jacobs Engineering Group, Inc. (a)(L)	2,674,290
11,918	Lafarge SA (b)	1,066,481
1,500	Martin Marietta Materials, Inc. (L)	138,105
6,400	Orascom Construction Industries - ADR	280,000
7,800	Pool Corp. (L)	173,316
47,200	Stanley Works	2,014,968
5,300	URS Corp. (a)	231,345
		13,016,390
	Consumer Products - 2.8%
29,600	Herbalife Ltd.	969,104
70,000	Kimberly-Clark de Mexico SA B de CV	293,598
78,300	Kimberly-Clark Corp.	4,618,134
98,000	Li & Fung Ltd.	395,159
28,300	L'OREAL SA	2,814,015
14,800	NIKE, Inc.	957,560
5,000	Nintendo Co. Ltd.	1,281,123
107,100	Nu Skin Enterprises, Inc., Class A (L)	1,984,563
94,622	Procter & Gamble Co.	5,480,506
		18,793,762
	Diversified Operations - 1.7%
45,981	BAE Systems	256,609
19,286	Delta Electronics, Inc. - ADR (a)	275,214
39,300	Fluor Corp.	1,998,405
10,900	FPL Group, Inc. (L)	602,007
352,100	General Electric Co.	5,781,482
3,000	K+S Ag	163,706
55,700	Mitsubishi Corp.	1,126,845
16,100	Siemens AG	1,490,880
20,800	Sumitomo Corp. (b)	214,337
		11,909,485
	Electronics - 2.8%
31,600	AMETEK, Inc.	1,103,156
100	Avnet, Inc. (a)	2,597
3,000	Dolby Laboratories, Inc. (a)(L)	114,570
63,000	Edison International	2,115,540
47,500	Emerson Electric Co.	1,903,800
334,100	Flextronics International Ltd. (a)	2,492,386
32,500	FLIR Systems, Inc. (a)	909,025
2,100	Hirose Electric Co., Ltd.	236,751
1,300	Keyence Corp.	277,770
2,154	LG Electronics, Inc.	229,431
14,300	Murata Manufacturing Co., Ltd.	678,639
2,634	Samsung Electronics Co., Ltd. - GDR (a)(b)	898,194
901	Samsung Electronics Co., Ltd.	623,225
73,700	Seagate Technology	1,120,977
43,934	Taiwan Semiconductor - ADR	481,516
54,200	Teradyne, Inc. (a)(L)	501,350
216,600	Texas Instruments, Inc.	5,131,254
7,700	Tokyo Electron Ltd.	491,517
		19,311,698
	Energy - 3.7%
146,200	AES Corp. (a)	2,166,684
26,100	Banpu Public Co., Inc.	334,355
7,400	Cameron International Corp. (a)(L)	279,868
38,300	CESP - Companhia Energetica de Sao Paulo (a)	471,292
198,500	China Shenhua Energy Co., Ltd.	866,991
9,200	Diamond Offshore Drilling (L)	878,784
204,500	El Paso Corp.	2,110,440
25,800	Entergy Corp.	2,060,388
113,774	Exelon Corp.	5,645,466
27,300	FirstEnergy Corp.	1,248,156
82,200	Nabors Industries Ltd. (a)	1,717,980
44,800	National-Oilwell Varco, Inc. (a)	1,932,224
49,500	Noble Corp.	1,879,020
33,200	PG&E Corp. (L)	1,344,268
10,200	Scottish & Southern Energy PLC	191,213
16,876	Suncor Energy, Inc. (a)	589,513
52,300	Tanjong Public Limited Co.	226,669
74,400	Xcel Energy, Inc. (L)	1,431,456
		25,374,767
	Entertainment - 0.0%
3,800	Hasbro, Inc.	105,450
	Financial Services - 5.5%
75,300	Ameriprise Financial, Inc. (L)	2,735,649
21	Berkshire Hathaway, Inc. (a)	2,121,000
15,986	BNP Paribas SA	1,277,271
478,000	Citigroup, Inc.	2,313,520
6,400	CME Group, Inc.	1,972,416
34,800	Comerica, Inc. (L)	1,032,516
28,500	Companhia Brasileira de Meios de Pagamen (b)	282,812
6,191	Credit Suisse Group	343,513
42,700	Credit Suisse Group - ADR	2,376,255
2,274	Deutsche Boerse AG	185,851
37,360	Goldman Sachs Group, Inc.	6,887,316
13,000	Hong Kong Exchanges & Clearing Ltd.	235,676
157,000	Invesco Ltd.	3,573,320
14,100	Investor AB	257,371
10,100	Mastercard, Inc.	2,041,715
36,700	Moody's Corp. (L)	750,882
141,500	Morgan Stanley	4,369,520
4,000	Paychex, Inc. (L)	116,200
32,100	PHH Corp. (a)(L)	636,864
2,200	Principal Financial Group, Inc.	60,258
11,800	SEI Investments Co.	232,224
115,800	The Charles Schwab Corp.	2,217,570
59,700	U.S. Bancorp	1,305,042
26,353	UBS AG (a)(b)	482,405
		37,807,166
	Food & Beverages - 4.5%
85,100	Archer Daniels Midland Co.	2,486,622
23,400	Bunge Ltd.	1,465,074
110,605	Coca-Cola Amatil Ltd.	957,218
76,600	Coca-Cola Co.	4,113,420
40,100	Coca-Cola Enterprises, Inc.	858,541
54,100	Dr Pepper Snapple Group, Inc. (a)	1,555,375
11,500	Fomento Economico Mexicano SA de CV ADR - ADR	437,575
32,200	General Mills, Inc.	2,073,036
30,600	Hansen Natural Corp. (a)(L)	1,124,244
66,200	Hormel Foods Corp. (L)	2,351,424
29,400	Kellogg Co.	1,447,362
16,700	Koninklijke Ahold NV	200,881
399	Lindt & Spruengli AG	968,720
37,191	Nestle SA	1,584,825
88,700	PepsiCo, Inc.	5,203,142
48,900	Unilever NV	1,409,338
74,800	Unilever NV - ADR	2,158,728
7,950	Unilever PLC	225,901
12,614	Woolworths Ltd.	325,496
		30,946,922
	Forest Products & Paper - 0.2%
220,000	Nine Dragons Paper Holdings Ltd. (L)	283,301
7,300	Sappi Ltd. - ADR (L)	28,178
64,864	Sappi	244,363
42,082	UPM-Kymmene Corp.	504,964
		1,060,806
	Health Care Services - 2.9%
71,100	Aetna, Inc.	1,978,713
145,300	Bristol-Myers Squibb Co.	3,272,156
16,300	DaVita, Inc. (a)	923,232
27,800	Express Scripts, Inc., Class A (a)	2,156,724
3,128	Fresenius Medical Care AG & Co.	155,768
29,100	Health Net, Inc. (a)(L)	448,140
2,600	Laboratory Corp. of America Holdings (a)(L)	170,820
39,900	Quest Diagnostics, Inc.	2,082,381
18,800	Stryker Corp.	854,084
4,967	Synthes, Inc.	598,648
174,820	UnitedHealth Group, Inc.	4,377,493
33,800	Varian Medical Systems, Inc. (a)	1,423,994
33,400	Wellpoint, Inc. (a)	1,581,824
		20,023,977
	Insurance - 4.3%
9,400	AFLAC, Inc.	401,756
5,500	Allianz AG	687,098
41,300	Allied World Assurance Co. Holdings Ltd. (L)	1,979,509
45,600	Aon Corp.	1,855,464
5,125	AXA SA	138,745
56,200	Axis Capital Holdings Ltd.	1,696,116
53,900	The Chubb Corp.	2,717,099
26,100	Everest Re Group Ltd. (L)	2,288,970
107,700	Genworth Financial, Inc.	1,287,015
71,100	Hartford Financial Services Group, Inc.	1,884,150
57,300	Humana, Inc. (a)	2,137,290
400	Markel Corp. (a)(L)	131,928
134,000	Marsh & McLennan Cos., Inc.	3,313,820
7,400	Millea Holdings, Inc.	214,337
4,222	Muenchener Rueckversicherungs AG	673,620
63,600	The Progressive Corp. (a)	1,054,488
33,700	Prudential Financial, Inc.	1,681,967
27,800	Prudential Plc	267,239
8,000	RenaissanceRe Holdings, Ltd.	438,080
51,239	The Travelers Cos., Inc.	2,522,496
93,400	UnumProvident Corp. (L)	2,002,496
		29,373,683
	Internet - 2.3%
27,100	Amazon.com, Inc. (a)	2,530,056
1,000	B2W Companhia Global do Varejo (a)	28,110
22,000	Genpact Limited (a)	270,600
6,800	Global Payments, Inc.	317,560
11,905	Google, Inc., Class A (a)	5,903,094
63,500	Softbank Corp.	1,395,705
15,800	Sohu.com, Inc. (a)(L)	1,086,724
180,400	Symantec Corp. (a)	2,971,188
16,800	Tencent Holdings Ltd	273,351
50,600	VeriSign, Inc. (a)(L)	1,198,714
		15,975,102
	Lodging - 0.0%
4,400	Accor SA	244,931
	Machinery & Equipment - 0.4%
7,170	Andritz Ag	357,577
17,600	Joy Global, Inc. (L)	861,344
13,200	Kurita Water Industries Ltd.	473,503
3,600	PACCAR, Inc.	135,756
8,200	SMC Corp.	1,008,500
10,200	Weatherford International Ltd. (a)	211,446
		3,048,126
	Manufacturing - 4.0%
8,100	Altera Corp. (L)	166,131
12,700	Analog Devices, Inc.	350,266
13,300	ASML Holding N.V. - ADR (L)	393,281
27,000	Assa Abloy AB, Class B	438,810
3,700	Church & Dwight Co., Inc.	209,938
19,700	Danaher Corp.	1,326,204
84,800	Dover Corp.	3,286,848
36,700	Graftech International Ltd. (a)(L)	539,490
52,700	Honeywell International, Inc.	1,957,805
45,300	Illinois Tool Works, Inc.	1,934,763
75,800	ITT Industries, Inc.	3,952,970
254,200	ON Semiconductor Corp. (a)(L)	2,097,150
52,500	Owens-Illinois, Inc. (a)	1,937,250
90,650	Parker Hannifin Corp.	4,699,296
33,700	Precision Castparts Corp.	3,433,019
16,200	Waters Corp. (a)	904,932
		27,628,153
	Media - 2.2%
192,300	Comcast Corp., Class A	3,247,947
18,200	Discovery Communications, Inc. (a)	473,746
54,600	The McGraw-Hill Cos., Inc.	1,372,644
9,900	National CineMedia, Inc. (L)	168,003
6,400	Shaw Communications, Inc. (a)	115,847
187,266	Time Warner, Inc.	5,389,516
31,800	Virgin Media, Inc. (L)	442,656
29,208	Vivendi SA	903,774
5,737	Washington Post Co., Class B	2,685,375
12,901	Wolters Kluwer NV	275,536
		15,075,044
	Medical - 5.0%
18,200	Alcon, Inc.	2,523,794
124,170	Alkermes, Inc. (a)(L)	1,141,122
33,600	Allergan, Inc.	1,907,136
58,200	Amgen, Inc. (a)	3,505,386
41,300	Baxter International, Inc.	2,354,513
19,400	Becton, Dickinson & Co.	1,353,150
4,300	Biogen Idec Inc. (a)	217,236
316,300	Boston Scientific Corp. (a)	3,349,617
25,700	C.R. Bard, Inc.	2,020,277
78,100	Johnson & Johnson, Inc.	4,755,509
83,000	Medtronic, Inc.	3,054,400
6,000	Resmed, Inc. (a)	271,200
132,600	Schering-Plough Corp.	3,745,950
59,200	St. Jude Medical, Inc. (a)	2,309,392
32,000	Thermo Fisher Scientific, Inc. (a)	1,397,440
		33,906,122
	Metals & Mining - 1.7%
6,000	AngloGold Ashanti	240,815
15,100	Barrick Gold Corp.	572,290
21,200	BHP Billiton PLC	578,687
34,000	Cameco Corp. (a)	943,483
38,900	Consol Energy, Inc.	1,754,779
24,400	Freeport-McMoRan Copper & Gold, Inc., Class B	1,674,084
4,703	Harmony Gold Mining Co., Ltd. (L)	50,085
21,900	MMC Norilsk Nickel - ADR (a)	274,845
416	Newcrest Mining Ltd.	11,707
8,284	Newcrest Mining Ltd. (a)	233,130
40,500	Newmont Mining Corp.	1,782,810
47,800	Peabody Energy Corp. (L)	1,779,116
30,000	Sumitomo Metal Mining Co., Ltd.	492,619
21,000	Walter Industries, Inc. (L)	1,261,260
		11,649,710
	Oil & Gas - 9.8%
5,655	Air Liquide SA	643,403
37,900	Baker Hughes, Inc.	1,616,814
90,400	BG Group PLC	1,570,428
12,200	Canadian Natural Resources Ltd. (a)	823,855
45,392	ChevronTexaco Corp.	3,196,958
158,338	ConocoPhillips	7,150,544
15,900	Denbury Resources, Inc. (a)	240,567
43,900	Devon Energy Corp.	2,955,787
36,100	Dresser-Rand Group, Inc. (a)	1,121,627
7,900	E.ON AG	335,024
5,200	Enbridge, Inc. (a)	201,900
17,800	EOG Resources, Inc.	1,486,478
51,800	EQT Corp. (L)	2,206,680
152,300	Exxon Mobil Corp.	10,449,303
33,000	Gazprom - ADR (a)	786,720
10,400	GDF Suez SA	461,818
106,200	Hess Corp.	5,677,452
95,700	Marathon Oil Corp.	3,052,830
41,000	Occidental Petroleum Corp.	3,214,400
5,200	Range Resources Corp. (L)	256,672
7,900	Reliance Industries Ltd. - GDR (a)	723,128
23,056	Royal Dutch Shell, Class A	659,601
14,100	Sasol Ltd.	530,064
1,800	Sasol Ltd. - ADR	68,616
102,000	Schlumberger Ltd.	6,079,200
40,400	Seadrill Ltd. (a)	843,517
68,700	Snam Rete Gas SpA	334,271
3,200	Total SA	190,143
62,500	UGI Corp.	1,566,250
35,700	Ultra Petroleum Corp. (a)(L)	1,747,872
63,800	Valero Energy Corp.	1,237,082
57,500	Williams Cos., Inc.	1,027,525
110,300	XTO Energy, Inc.	4,557,596
		67,014,125
	Pharmaceuticals - 6.1%
121,300	Abbott Laboratories	6,000,711
13,000	Bayer AG	900,770
68,300	Cardinal Health, Inc.	1,830,440
3,600	Cephalon, Inc. (a)(L)	209,664
92,400	Eli Lilly & Co.	3,051,972
72,800	Forest Laboratories, Inc. (a)	2,143,232
37,500	Genzyme Corp. (a)	2,127,375
91,600	Gilead Sciences, Inc. (a)	4,266,728
89,100	Merck & Co., Inc. (L)	2,818,233
55,200	Novartis AG - ADR	2,780,976
16,000	Novo Nordisk A/S, Class B (L)	1,001,759
4,500	Perrigo Co. (L)	152,955
346,015	Pfizer, Inc.	5,726,548
16,973	Roche Holding AG	2,743,392
16,200	Shire Ltd. (L)	280,650
8,800	Shire Pharmaceuticals PLC - ADR	460,152
5,000	Terumo Corp.	275,163
40,100	Teva Pharmaceutical Industries Ltd. - ADR	2,027,456
53,900	Wyeth	2,618,462
		41,416,638
	Real Estate - 0.7%
129,700	Annaly Mortgage Management, Inc. (L)	2,352,758
203,920	China Overseas Land & Investment Ltd.	440,991
98,000	China Res Land	214,713
58,000	Kerry Properties Ltd.	310,204
161,000	Link Reit	354,405
22,000	Sun Hung Kai Properties Ltd.	324,179
86,000	Wharf Holdings Ltd.	456,629
115,000	Yanlord Land Group	186,136
		4,640,015
	Restaurant - 0.2%
24,300	McDonald's Corp.	1,386,801
	Retail - 6.1%
5,500	AutoZone, Inc. (a)	804,210
37,300	Best Buy Co., Inc.	1,399,496
33,000	Big Lots, Inc. (a)(L)	825,660
51,630	BJ's Wholesale Club, Inc. (a)	1,870,039
58,800	Coach, Inc.	1,935,696
4,500	Fastenal Co. (L)	174,150
153,500	Gap, Inc.	3,284,900
503,860	GOME Electrical Appliances Holdings Ltd.	134,579
12,775	Hennes & Mauritz AB	717,424
28,900	Home Depot, Inc.	769,896
32,000	Jeronimo Martins, SGPS, S.A.	280,262
42,600	Kohl's Corp. (a)	2,430,330
155,000	Li Ning Co. Ltd. (L)	476,997
126,500	Limited Brands (L)	2,149,235
78,800	Macy's, Inc.	1,441,252
222,100	Office Depot, Inc. (a)	1,470,302
35,235	Ross Stores, Inc.	1,683,176
12,900	Seven & I Holdings Co Ltd	308,973
4,400	Shoppers Drug Mart Corp. (L)	180,578
67,700	Staples, Inc.	1,571,994
89,300	Tempur-Pedic International, Inc. (L)	1,691,342
209,400	Tesco PLC	1,337,279
6,100	Tiffany & Co. (L)	235,033
69,100	TJX Cos., Inc.	2,567,065
49,300	Urban Outfitters, Inc. (a)(L)	1,487,381
63,300	Walgreen Co.	2,371,851
112,300	Walmart De Mexico SA	390,558
157,700	Wal-Mart Stores, Inc.	7,741,493
		41,731,151
	Schools - 0.6%
41,300	Apollo Group, Inc., Class A (a)(L)	3,042,571
8,200	ITT Educational Services, Inc. (a)(L)	905,362
		3,947,933
	Semiconductor Equipment - 0.1%
12,000	Epistar Corp. - GDR (b)	223,077
4,000	Epistar Corp. - GDR	74,359
7,100	KLA-Tencor Corp. (L)	254,606
		552,042
	Technology - 2.9%
163,800	Accenture PLC	6,104,826
28,100	Amphenol Corp.	1,058,808
130,200	ARM Holdings PLC	298,804
6,400	Canon, Inc.	258,809
2,200	Cognizant Technology Solutions Corp. (a)	85,052
59,900	Ingram Micro, Inc. (a)(L)	1,009,315
187,625	Intel Corp.	3,671,821
6,100	Juniper Networks, Inc. (a)	164,822
101,600	Maxim Integrated Products, Inc.	1,843,024
91,700	United Technologies Corp.	5,587,281
		20,082,562
	Telecommunications - 4.2%
32,300	America Movil SA, Series L - ADR	1,415,709
19,300	American Tower Corp. - Class A (a)	702,520
283,147	AT&T, Inc.	7,647,800
9,200	BCE, Inc.	226,767
5,300	Belgacom SA	206,459
9,700	Broadcom Corp. (a)	297,693
41,090	France Telecom SA	1,094,655
145,900	JDS Uniphase Corp. (a)	1,037,349
7,600	Mobinil	301,914
48,500	Neustar, Inc. (a)(b)(L)	1,096,100
145	NTT DoCoMo, Inc.	231,638
134,500	Qualcomm, Inc.	6,049,810
2,000	Research In Motion Ltd. (a)	135,208
1,900	Research In Motion Ltd. (a)	128,345
125,600	Royal KPN NV	2,083,347
9,300	SBA Communications Corp. (a)(L)	251,379
1,855	Sk Telecom Co., Ltd.	287,322
711	Swisscom AG	254,370
9,203	Telefonica de Espana	253,926
69,300	Telefonos de Mexico SA - ADR	1,208,592
37,550	Telekomunikacja Po (a)	211,782
106,200	Telmex Internacional S.A.B. DE CV - ADR	1,481,490
222,765	Telstra Corp., Ltd. (b)	642,631
57,200	Verizon Communications, Inc.	1,731,444
		28,978,250
	Transportation - 1.7%
76,700	British Airways Plc (a)	270,286
19,800	Burlington Northern Santa Fe Corp.	1,580,634
3,600	C.H. Robinson Worldwide, Inc. (L)	207,900
29,700	Expeditors International of Washington, Inc. (L)	1,043,955
61,800	J.B. Hunt Transport Services, Inc. (L)	1,985,634
38,000	Mitsui O.S.K. Lines Ltd.	225,210
29,000	Norfolk Southern Corp.	1,250,190
163,078	Qantas Airways Ltd.	411,461
191,800	Southwest Airlines Co.	1,841,280
25,100	United Parcel Service, Inc.	1,417,397
62,990	Werner Enterprises, Inc.	1,173,504
		11,407,451
	Waste Management - 0.5%
37,800	Veolia Environnement	1,448,698
70,400	Waste Management, Inc.	2,099,328
		3,548,026
	TOTAL COMMON STOCKS (Cost $586,792,149)	$668,823,955

	INVESTMENT COMPANIES - 0.4%
	Real Estate - 0.4%
39,100	Camden Property Trust (L)	1,575,730
80,800	UDR, Inc.	1,271,792
		2,847,522
	TOTAL INVESTMENT COMPANIES (Cost $2,585,185)	$2,847,522

	PREFERRED STOCKS - 0.2%
	Metals & Mining - 0.2%
6,000	Vale SA	123,956
50,800	Vale SA	1,041,908
		1,165,864
	Telecommunications - 0.0%
16,700	Tele Norte Leste Participacoes SA	313,793
	TOTAL PREFERRED STOCKS (Cost $1,092,927)	$1,479,657

	RIGHTS - 0.00%
15,986	BNP Paribas Rights	34,622
	TOTAL RIGHTS (Cost $28,775)	$34,622
Principal
Amount		Value
	SHORT TERM INVESTMENTS - 1.6%
$10,615,570	JP Morgan Cash Trade Execution	10,615,570
	TOTAL SHORT TERM INVESTMENTS (Cost $10,615,570)	$10,615,570

	INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES - 6.7%
1,348,100	GSAA Home Equity Trust ABS,
	0.34%, 10/30/09 (c)	676,756
34,839,931	JP Morgan Prime Money Market Fund
	0.26%, 10/1/09 (c)	34,839,931
13,869	Long Beach Mortgage Loan Trust ABS,
	0.29%, 10/30/09 (c)	13,696
7,000,000	Monumental Global Funding II MTN,
	0.27%, 05/26/10 (c)	6,953,121
3,000,000	Santander U.S. Debt SA MTN,
	0.38%, 11/20/09 (c)	3,000,225
	TOTAL INVESTMENTS HELD AS COLLATERAL FOR LOAN SECURITIES
	(Cost $46,201,901)	$45,483,729

	Total Investments - 106.6% (Cost $647,316,507)	$729,285,055
	Liabilities in Excess of Other Assets - (6.6)%	(44,895,394)
	NET ASSETS - 100.00%	$684,389,661

Percentages are stated as a percent of net assets.
Footnotes:
(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933 or otherwise restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Adviser, using procedures approved by the Board of Trustees, has deemed these securities to be liquid.
(c)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2009.
(L)	A portion or all of the security is on loan.
Abbreviations:
ABS	Asset Backed Security
ADR	American Depository Receipt
GDR	Global Depository Receipt
MTN	Medium Term Note
PLC	Public Liability Company

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows+:
Cost of investments	$658,426,881
Gross unrealized appreciation	96,802,400
Gross unrealized depreciation	(25,944,226)
Net unrealized appreciation	$70,858,174

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at September 30, 2009 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three board levels listed below.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Fund as access at the date of measurement.
Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.
Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of September 30, 2009. These assets are measured on a recurring basis.

Description	Total	Level 1	Level 2	Level 3
Equity
Common Stock	$668,823,955	$665,048,423	$3,775,532	$—
Investment Companies	$2,847,522	2,847,522	—	—
Preferred Stock	$1,479,657	1,479,657	—	—
Rights	$34,622	34,622	—	—
Total Equity	673,185,756	669,410,224	3,775,532	—

Fixed Income
Money Market	34,839,931	—	34,839,931	—
Medium Tern Note	9,953,346	—	9,953,346	—
Asset Backed Securities	690,452	—	690,452	—
Total Fixed Income	45,483,729	—	45,483,729	—

Short-Term Investments	10,615,570	—	10,615,570	—
Total Investments in Securities	$729,285,055	$669,410,224	$59,874,831	$—

New Covenant Income Fund
SCHEDULE OF INVESTMENTS at September 30, 2009 (Unaudited)

Principal Amount		Value
	ASSET BACKED SECURITIES - 4.4%
	American Express Credit 2007-8 B
300,000	1.019%, 05/15/2015	286,462
	Atlantic City Electric 2002-1 A-3,
750,000	4.910%, 07/20/2017	809,434
	CarMax, Inc., 2007-1,
1,000,000	5.240%, 06/15/2012	1,042,416
	CenterPoint Energy Transition Bond Co.,
750,000	5.090%, 08/01/2015	811,993
	Chase Issuance Trust 2006-1A
1,500,000	0.328%, 04/15/2013	1,491,549
	Chase Issuance Trust 2007-15A,
790,000	4.960%, 09/15/2012	821,616
	Honda Auto 2008-1,
1,020,000	4.880%, 09/18/2012	1,074,069
	Honda Auto Receivables Owner Trust 2009-2
1,000,000	4.430%, 07/15/2015	1,040,849
	Hyundai Motor Co. 2008-A,
600,000	5.480%, 11/15/2014	637,936
	Lehman XS Trust 2005-6 3A3A,
565,000	5.760%, 11/25/1935	224,366
	Lehman XS Trust 2006-5 2A4A,
2,357,708	5.890%, 04/25/1936	1,429,606
	Master Asset Backed Securities 2005-AB1,
4,037,760	5.230%, 11/25/1935	3,487,854
	Nissan Auto 2008-A,
550,000	4.280%, 06/15/2014	573,247
	Nissan Auto 2009-a A-3,
1,750,000	2.920%, 12/15/2011	1,781,951
275,000	3.200%, 02/15/2013	283,145
	USAA Auto Owner 2009-1,
600,000	4.770%, 09/15/2014	635,157
	USAA Auto Owner,
394,967	5.360%, 06/15/2012	405,309
	TOTAL ASSET BACKED SECURITIES (Cost $18,292,808)	16,836,959

	CORPORATE BONDS - 19.1%
	Aflac, Inc.
800,000	8.500%, 05/15/2019	955,284
	Allied Waste North America, Inc.,
675,000	6.880%, 06/01/2017	713,981
	America Movil SAB De CV,
600,000	5.500%, 03/01/2014	628,867
	American Express Co.
850,000	8.125%, 05/20/2019	1,007,026
	American Water Capital Corp.,
1,150,000	6.090%, 10/15/2017	1,213,380
	Arcelormittal Sa Luxembourg
700,000	9.850%, 06/01/2019 (L)	829,308
	Arden Realty LP,
1,000,000	5.250%, 03/01/2015	1,017,876
	AT&T Wireless Services, Inc.,
1,000,000	8.130%, 05/01/2012	1,141,683
	AT&T, Inc.,
700,000	4.850%, 02/15/2014	745,319
500,000	5.800%, 02/15/2019	535,989
	Bank of America Commercial Mortgage,
1,000,000	5.300%, 03/15/2017	960,761
	Bank of America Funding Corp.,
50,000	7.625%, 06/01/2019	56,438
	Barclays Bank PLC
600,000	5.200%, 07/10/2014	634,459
	BB&T Corp.
600,000	6.850%, 04/30/2019	672,358
	Bear Stearns Cos., Inc.,
1,000,000	7.250%, 02/01/2018	1,143,863
	Carolina Power & Light Co.,
2,800,000	6.500%, 07/15/2012	3,097,819
	Citigroup, Inc.,
1,000,000	6.130%, 11/21/2017 (L)	994,421
	Comcast Corp New
750,000	5.300%, 01/15/2014 (L)	803,316
	Credit Suisse,
560,000	5.500%, 05/01/2014 (L)	602,374
1,150,000	6.000%, 02/15/2018	1,205,977
	CVS Caremark Corp.,
425,000	4.875%, 09/15/2014	450,224
	Dartmouth College,
360,000	4.750%, 06/01/2019	378,924
	Deere John Capital Corp.
950,000	7.000%, 03/15/2012	1,060,664
	Duke Energy Corp.
760,000	6.250%, 01/15/2012	828,696
	Entergy Mississippi, Inc.,
500,000	4.650%, 05/01/2011	517,624
	ERP Operating LP
750,000	5.500%, 10/01/2012	785,323
	FedEx Corp.,
1,656,467	6.720%, 07/15/2023	1,812,156
	Fifth Third Bancorp,
2,700,000	6.250%, 05/01/2013 (L)	2,787,013
	Firstar Bank,
1,950,000	7.130%, 12/01/2009 (L)	1,970,274
	Fiserv, Inc.,
430,000	6.125%, 11/20/2012	466,383
	General Electric Capital Corp.
700,000	6.000%, 08/07/2019	711,420
	General Mills, Inc.,
1,000,000	6.000%, 02/15/2012	1,087,103
	Goldman Sachs Group, Inc.,
1,000,000	6.875%, 01/15/2011	1,062,171
1,000,000	5.950%, 01/18/2018	1,039,165
600,000	7.500%, 02/15/2019	687,352
	Hewlett Packard Co.,
900,000	6.125%, 03/01/2014	1,014,239
200,000	4.750%, 06/02/2014 (L)	214,878
	Home Depot, Inc.,
1,000,000	5.400%, 03/01/2016	1,046,900
	Honeywell International, Inc.,
615,000	3.875%, 02/15/2014 (L)	640,791
	HSBC Finance Corp.,
750,000	6.750%, 05/15/2011	790,804
	JP Morgan Chase & Co.,
1,200,000	2.125%, 06/22/2012 (L)	1,218,395
	Kookmin Bank
650,000	7.250%, 05/14/2014 (a)	718,768
	Korea Electric Power Corp.,
215,000	7.750%, 04/01/2013	241,607
	Magellan Midstream Partners LP
400,000	6.550%, 07/15/2019	445,304
	Marsh & McLennan Cos., Inc.,
1,000,000	6.250%, 03/15/2012	1,033,967
	Merrill Lynch & Co.,
1,000,000	6.500%, 08/15/2012	1,067,189
590,000	6.875%, 04/25/2018	621,505
	MetLife, Inc.,
1,000,000	5.000%, 06/15/2015	1,045,591
	Metropolitan Life Global Funding,
500,000	5.125%, 04/10/2013 (a)	518,829
	Morgan Stanley Capital 1
915,000	4.989%, 08/13/2042	891,934
	Morgan Stanley,
1,000,000	5.050%, 01/21/2011	1,034,720
1,000,000	5.630%, 01/09/2012	1,060,163
1,100,000	1.950%, 06/20/2012	1,111,841
460,000	6.000%, 05/13/2014	490,211
	National City Corp.,
1,250,000	4.500%, 03/15/2010	1,266,085
	National Rural Utility Corp.
650,000	10.375%, 11/01/2018	861,029
	Pemex Finance Ltd.,
600,000	10.610%, 08/15/2017	738,000
	Petrodrill Five Ltd.,
1,020,863	4.390%, 04/15/2016	1,072,210
	Petrodrill Four Ltd.,
1,354,214	4.240%, 01/15/2016	1,421,116
	Plains All Amern Pipeline LP,
440,000	8.750%, 05/01/2019	529,070
	Plum Creek Timberlands LP,
500,000	5.875%, 11/15/2015	515,141
	PNC Funding Corp.,
725,000	5.500%, 09/28/2012	766,326
	Principal Life Global Funding I
600,000	6.250%, 02/15/2012 (a)	628,707
	Prudential Financial Inc.
500,000	5.100%, 09/20/2014	505,806
	Rio Tinto Ltd.,
1,000,000	5.880%, 07/15/2013	1,078,341
	Simon Property Group, Inc.,
500,000	6.750%, 05/15/2014	536,773
	Stanford University,
1,000,000	4.250%, 05/01/2016	1,040,988
	SunTrust Banks, Inc.,
1,200,000	3.000%, 11/16/2011 (L)	1,242,944
	Time Warner Cable, Inc.,
450,000	8.750%, 02/14/2019	555,298
	Time Warner, Inc.,
1,175,000	6.880%, 05/01/2012	1,294,227
915,000	5.875%, 11/15/2016 (L)	971,692
	Vanderbilt University
1,100,000	5.250%, 04/01/2019	1,199,056
	Verizon Communications, Inc.,
1,032,000	5.880%, 01/17/2012	1,109,743
800,000	6.350%, 04/01/2019 (L)	885,009
	Vessel Management Services,
1,125,000	5.125%, 04/16/2035	1,187,109
	Vodafone Group PLC,
1,000,000	5.630%, 02/27/2017	1,061,395
	Wells Fargo & Co.,
600,000	3.750%, 10/01/2014	597,671
550,000	5.625%, 12/11/2017	578,663
	Westpac Banking Corp.
650,000	4.200%, 02/27/2015	661,441
	Xerox Corp.
700,000	6.350%, 05/15/2018	728,930
	TOTAL CORPORATE BONDS (Cost $69,486,255)	72,845,397

	NON-AGENCY MORTGAGE BACKED SECURITIES - 15.0%
	Banc of America Commercial Mortgage 2004-3 A5,
1,310,000	5.320%, 06/10/1939	1,321,068
	Banc of America Commercial Mortgage 2005-6 AM,
3,230,000	5.180%, 09/10/1947	2,771,319
	Banc of America Commercial Mortgage 2006-3,
4,215,000	5.810%, 07/10/1944	2,762,482
	Banc of America Commercial Mortgage 2006-4,
5,235,000	0.060%, 08/10/2016	3,943,118
	Banc of America Commercial Mortgage 2006-F,
708,689	5.180%, 07/20/1936	497,723
	Banc of America Commercial Mortgage 2007-1,
700,000	5.450%, 01/15/1949	620,676
	Bear Stearns Commercial Mortgage Securites 2007-PWR18,
1,470,000	6.210%, 06/11/1950	851,421
	BMW Vehicle Lease Trust 2009-1 A3,
750,000	2.910%, 08/15/2011	764,099
	Citigroup Commercial Mortgage Trust 2008-C7,
1,596,000	6.100%, 12/10/1949	797,963
	Commercial Mortgage Pass-Through Certificate 2007-C9,
2,980,000	5.820%, 12/10/1949	2,692,888
	Countrywide Home Loans 2007-HY5 1A1,
3,215,667	5.950%, 09/25/1947	2,132,130
	Credit Suisse First Boston Mortgage Securities Corp. 2005-C1 A4,
1,540,000	5.010%, 02/15/1938	1,519,460
	Credit Suisse of First Boston Mortgage Securities Corp. 2005-c1,
915,000	4.813%, 02/15/2038	921,186
	Credit Suisse Mortgage Capital Certificate 2006-C1 AM,
1,205,000	5.550%, 02/15/1939	925,108
	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 005-3 5A5,
3,819,460	5.250%, 06/25/1935	3,494,529
	General Electric Capital Commercial Mortgage Corp.,
1,370,000	4.600%, 11/10/1938	1,349,817
	GMAC Commercial Mortgage Securities 2004-C2 A4,
1,230,000	5.300%, 08/10/1938	1,195,983
	Goldman Sachs Mortgage Securities Corp. 2007-GG10 A2,
3,220,000	5.780%, 08/10/1945	3,233,789
	Goldman Sachs Mortgage Securities Corp. 2007-GG10 A4,
1,235,000	5.990%, 08/10/1945	1,024,077
	GSAA Home Equity Trust 2007-5,
985,767	2.490%, 05/25/1937	638,939
	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-CB9 A4,
1,445,000	5.390%, 06/12/1941	1,424,683
	JP Morgan Chase Commercial Mortgage Securities Corp. 2006-LDP7 A4,
1,200,000	6.070%, 04/15/1945	1,118,785
	JP Morgan Chase Commercial Mortgage Securities Corp. 2007-CIBC18,
1,305,000	5.440%, 06/12/1947	1,124,542
	JP Morgan Chase Commercial Mortgage Securities Corp. 2007-LD12 A4,
4,165,000	5.880%, 02/15/1951	3,550,154
	JP Morgan Chase Commercial Mortgage Securities Corp. 2007-LDP11 A4,
1,565,000	6.010%, 06/15/1949 (L)	1,372,011
	JP Morgan Chase Commercial Mortgage Securities Corp. 2007-LDP12,
3,880,000	5.830%, 02/15/1951	3,862,031
	JP Morgan Chase Commerical Mortgage Securities Corp. 2005-CIBC11 A4,
480,000	5.335%, 08/12/2037	478,133
	JP Morgan Chase Commerical Mortgage Securities Corp. 2006-CIBC15
550,000	5.814%, 06/12/2043	519,942
	LB-UBS Commercial Morgage Trust 2006-C6 AM,
3,770,000	0.050%, 09/15/1936	2,817,789
	Master Reperforming Loan Trust 2006-2 1A1,
1,291,059	5.900%, 05/25/1936 (a)	1,093,353
	Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 A3,
565,000	5.170%, 12/12/1949	477,324
	TBW Morgage Backed Pass-Through Certificates 2006-2 7A1,
2,528,259	7.000%, 07/25/1936	1,622,607
	Wachovia Bank Commercial Mortgage Trust 2004-C12 A4,
1,385,000	5.410%, 07/15/1941	1,384,723
	Washington Mutual Mortgage Pass-Through Certificates 2007-HY5,
2,619,892	5.340%, 05/25/1937	1,799,241
	Washington Mutual Mortgage Pass-Through Certificates 2007-HY7,
982,447	5.910%, 07/25/1937	632,205
	Washington Mutual Mortgage Pass-Through Certificates 2007-OA4,
1,045,912	5.090%, 04/25/1947	203,088
	TOTAL NON-AGENCY MORTGAGE BACKED SECURITIES	56,938,386
	(Cost $67,755,819)

	MUNICIPAL BONDS - 1.7%
	County of Bexar TX,
1,000,000	6.628%, 06/15/2039	1,047,040
	County of Galveston TX,
605,000	5.108%, 02/01/2021	609,780
	Greater Orlando Aviation Authority,
1,000,000	5.250%, 10/01/2012	1,010,800
	Los Angeles Harbor Department,
1,000,000	5.500%, 08/01/2014	1,065,170
	Metropolitan Water District of Southern California,
1,000,000	6.538%, 07/01/2039	1,063,390
	New York State Housing Finance Agency,
500,000	4.911%, 03/15/2019	515,655
	State of California,
400,000	5.450%, 04/01/2015	418,496
	State of Texas,
850,000	5.333%, 10/01/2021	882,198
	TOTAL MUNICIPAL BONDS (Cost $6,449,855)	6,612,529

	OTHER AGENCY SECURITIES - 1.3%
	African Development Bank
675,000	1.750%, 10/01/2012	672,637
	Cal Dive International, Inc.
967,653	4.930%, 02/01/2027	1,016,904
	Federal Farm Credit Bank
1,250,000	3.000%, 09/22/2014	1,274,596
	Private Export Funding Corp.
478,000	4.550%, 05/15/2015	517,638
1,250,000	5.450%, 09/15/2017	1,372,506
	TOTAL OTHER AGENCY SECURITIES (Cost $4,803,483)	4,854,281

	U.S. GOVERNMENT AGENCIES - 50.6%
	Fannie Mae
1,201,905	7.560%, 12/01/2010	1,215,518
4,442,775	5.900%, 04/01/2011	4,662,164
2,593,085	6.130%, 10/01/2011	2,779,353
1,398,884	6.010%, 11/01/2011	1,475,720
4,900,247	6.410%, 01/01/2011	5,120,356
1,853,403	6.700%, 01/01/2011	1,933,550
1,395,279	6.090%, 05/01/2011	1,468,424
1,246,552	6.520%, 05/01/2011	1,316,030
2,745,000	6.280%, 08/01/2011	2,920,297
4,299,670	5.710%, 02/01/2012	4,642,428
1,492,831	5.780%, 07/01/2012	1,609,485
8,000,000	2.750%, 03/13/2014 (L)	8,132,008
1,608,830	5.500%, 05/25/2014	1,677,980
637,266	6.500%, 08/01/2017	688,023
2,202,558	5.000%, 01/01/2021	2,340,390
855,000	5.000%, 03/25/2032	902,927
863,797	4.500%, 07/25/2033	902,413
4,935,000	5.000%, 04/25/2034	5,174,748
5,490,573	5.500%, 09/01/2034	5,770,535
3,136,462	5.500%, 12/25/2034	3,354,556
3,331,437	5.500%, 02/01/2035	3,501,306
4,613,871	5.000%, 07/01/2035	4,786,362
3,365,188	5.000%, 11/01/2035	3,488,894
587,398	5.480%, 03/01/2036	617,531
805,715	5.440%, 01/01/2036	851,222
3,415,994	5.000%, 02/01/2036	3,541,568
4,828,445	5.000%, 03/01/2036	5,005,941
3,334,766	5.500%, 04/01/2036	3,502,720
1,679,785	5.500%, 07/01/2037	1,760,712
2,447,397	6.000%, 09/01/2037	2,587,892
1,850,166	5.000%, 03/01/2038	1,914,316
2,032,629	5.500%, 05/01/2038	2,129,602
3,908,556	5.500%, 06/01/2038	4,096,858
1,947,763	5.500%, 08/01/2038	2,040,688
1,591,723	5.500%, 11/01/2038	1,667,662
2,171,907	6.000%, 11/01/2038	2,294,769
1,967,858	4.500%, 03/01/2039	1,996,655
2,601,148	5.900%, 07/25/2042	2,728,102
		106,599,705
	Freddie Mac
2,000,000	0.926%, 05/04/2011	2,002,014
2,000,000	1.625%, 07/27/2011	2,023,840
1,353,307	4.500%, 07/15/2016	1,402,317
2,545,853	6.000%, 01/15/2017	2,729,879
4,150,000	5.000%, 02/15/2020	4,372,911
2,485,110	5.000%, 12/01/2020	2,630,528
1,295,041	6.000%, 12/15/2021	1,352,736
1,680,188	5.000%, 05/15/2024	1,767,480
1,574,794	5.000%, 04/01/2024	1,655,290
1,500,000	6.000%, 10/15/2024	1,596,329
5,270,000	5.000%, 08/15/2031	5,570,829
1,230,000	5.000%, 03/15/2032	1,300,130
4,150,000	5.000%, 06/15/2033	4,304,665
3,395,000	5.000%, 03/15/2034	3,587,479
2,439,548	5.500%, 12/01/2036	2,559,366
3,245,985	5.000%, 04/01/2038	3,359,547
1,954,801	5.000%, 08/01/2038	2,023,191
2,304,362	5.500%, 11/01/2038	2,415,610
7,631	5.000%, 12/01/2038	7,898
1,629,302	5.500%, 12/01/2038	1,707,960
1,172,476	4.500%, 02/01/2039	1,188,226
1,643,458	5.000%, 03/01/2039	1,700,955
980,187	4.500%, 04/01/2039	993,256
1,933,799	5.000%, 05/01/2039	2,001,260
		54,253,696
	Ginnie Mae
721,360	5.500%, 02/20/2037	759,860
2,013,229	4.500%, 07/20/2038	2,035,741
824,383	5.500%, 07/20/2038	867,639
872,965	5.000%, 12/20/2038	899,618
1,969,949	5.000%, 03/15/2039	2,043,330
1,005,763	5.000%, 03/20/2039	1,036,470
		7,642,658
	Small Business Administration
1,250,000	4.620%, 03/01/2019	1,270,472
1,137,794	7.060%, 11/01/2019	1,236,171
1,201,151	4.770%, 04/01/2024	1,265,255
1,307,258	4.880%, 11/01/2024	1,383,577
1,063,742	4.727%, 02/10/2019	1,091,793
1,508,194	3.880%, 03/01/2019	1,570,769
1,187,872	5.310%, 08/01/2022	1,263,733
1,194,035	4.890%, 12/01/2023	1,260,744
986,581	4.720%, 02/01/2024	1,036,623
1,193,320	5.180%, 05/01/2024	1,267,075
2,048,559	4.625%, 02/01/2025	2,149,651
1,731,953	5.570%, 03/01/2026	1,880,765
1,012,776	5.490%, 03/01/2028	1,085,998
2,978,618	5.370%, 04/01/2028	3,213,582
1,457,688	4.660%, 03/01/2029	1,537,863
1,225,000	4.950%, 06/01/2029	1,312,110
		23,826,181
	TOTAL U.S. GOVERNMENT AGENCIES (Cost $185,882,952)	192,322,240

	U.S. TREASURY OBLIGATIONS - 5.6%
	U.S. Treasury Bond - 1.7%
5,200,000	6.250%, 08/15/2023	6,519,505
	United States Treasury Notes - 3.9%
14,750,000	2.250%, 05/31/2014 (L)	14,799,560
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $21,097,439)	21,319,065

	SHORT TERM INVESTMENTS - 4.7%
17,983,400	JP Morgan Cash Trade Execution	17,983,400
	TOTAL SHORT TERM INVESTMENTS (Cost $17,983,400)	17,983,400

	INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES - 7.9%
70,117	CWL 2006-14 2AI ABS,
	0.30%, 10/30/2009 (b)	69,075
27,855,596	JP Morgan Prime Money Market Fund
	0.26%, 10/1/09 (b)	27,855,596
2,000,000	Santander U.S. Debt SA MTN,
	0.38%, 11/20/09 (b)	2,000,088
	TOTAL INVESTMENTS HELD AS COLLATERAL FOR LOAN SECURITIES
	(Cost $29,925,713)	$29,924,759

	Total Investments - 110.3% (Cost $421,677,723)	$419,637,016
	Liabilities in Excess of Other Assets - (10.3)%	(39,346,257)
	NET ASSETS - 100.0%	$380,290,759

Percentages are stated as a percent of net assets.
Footnotes:
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933 or otherwise restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Adviser, using procedures approved by the Board of Trustees, has deemed these securities to be liquid.
(c)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2009.
(L)	A portion or all of the security is on loan.
Abbreviations:
ABS	Asset Backed Security
LP	Limited Partnership
MTN	Medium Term Note
PLC	Public Liability Company

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows+:
Cost of investments	$421,677,723
Gross unrealized appreciation	11,004,817
Gross unrealized depreciation	(13,045,524)
Net unrealized depreciation	$(2,040,707)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at September 30, 2009 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three board levels listed below.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Fund as access at the date of measurement.
Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.
Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of September 30, 2009. These assets are measured on a recurring basis.

Description	Total	Level 1	Level 2	Level 3
Fixed Income
U.S. Government Agencies	$192,322,240	$—	$192,322,240	$—
Corporate Bonds	72,845,397	—	72,845,397	—
Non-Agency Mortgage Backed Securities	56,938,386	—	56,938,386	—
Money Market	27,855,596	—	27,855,596	—
U.S. Treasury Obligations	21,319,065	—	21,319,065	—
Asset Backed Securities	16,906,034	—	16,906,034	—
Municipal Bonds	6,612,529	—	6,612,529	—
Other Agency Securities	4,854,281	—	4,854,281	—
Medium Term Note	2,000,088	—	2,000,088	—
Total Fixed Income	401,653,616	—	401,653,616	—

Short-Term Investments	17,983,400	—	17,983,400	—
Total Investments in Securities	$419,637,016	$—	$419,637,016	$—

New Covenant Balanced Growth Fund
SCHEDULE OF INVESTMENTS at September 30, 2009 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES - 98.9%
5,971,003	New Covenant Growth Fund (a)	$155,186,376
3,916,050	New Covenant Income Fund (a)	86,113,941
	TOTAL INVESTMENT COMPANIES (Cost $252,088,714)	$241,300,317

Principal
Amount		Value
	SHORT TERM INVESTMENTS - 1.2%
$3,017,411	JP Morgan Cash Trade Execution	3,017,411
	TOTAL SHORT TERM INVESTMENTS (Cost $3,017,411)	$3,017,411

	Total Investments - 100.1% (Cost $255,106,125)	$244,317,728
	Liabilities in Excess of Other Assets - (0.1)%	(302,748)
	NET ASSETS - 100.00%	$244,014,980

Percentages are stated as a percent of net assets.
Footnotes:
(a)	Investment in affiliate.

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows+:
Cost of investments	$271,517,586
Net unrealized depreciation	$(27,502,606)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at September 30, 2009 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three board levels listed below.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Fund as access at the date of measurement.
Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.
Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of September 30, 2009. These assets are measured on a recurring basis.

Description	Total	Level 1	Level 2	Level 3
Equity
Investment Companies	$241,300,318	$241,300,318	$—	$—
Total Equity	241,300,318	241,300,318	—	—

Short-Term Investments	3,017,411	-	3,017,411	—
Total Investments in Securities	$244,317,729	$241,300,318	$3,017,411	$—

New Covenant Balanced Income Fund
SCHEDULE OF INVESTMENTS at September 30, 2009 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES - 97.0%
1,255,907	New Covenant Growth Fund (a)	$32,641,027
2,267,699	New Covenant Income Fund (a)	49,866,693
	TOTAL INVESTMENT COMPANIES (Cost $84,747,252)	$82,507,720

Principal
Amount		Value
	SHORT TERM INVESTMENTS - 2.9%
$2,443,152	JP Morgan Cash Trade Execution	2,443,152
	TOTAL SHORT TERM INVESTMENTS (Cost $3,017,411)	$2,443,152

	Total Investments - 99.9% (Cost $87,190,404)	$84,950,872
	Other Assets in Excess of Liabilities - 0.1%	61,977
	NET ASSETS - 100.00%	$85,012,849

Percentages are stated as a percent of net assets.
Footnotes:
(a)	Investment in affiliate.

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows+:
Cost of investments	$88,329,256
Gross unrealized appreciation	2,478,561
Gross unrealized depreciation	(5,856,945)
Net unrealized depreciation	$(3,378,384)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at September 30, 2009 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three board levels listed below.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Fund as access at the date of measurement.
Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.
Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of September 30, 2009. These assets are measured on a recurring basis.

Description	Total	Level 1	Level 2	Level 3
Equity
Investment Companies	$82,507,720	$82,507,720	$—	$—
Total Equity	82,507,720	82,507,720	—	—

Short-Term Investments	2,443,152	—	2,443,152	—
Total Investments in Securities	$84,950,872	$82,507,720	$2,443,152	$—

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    New Covenant Funds

By    /s/ Robert E. Leech
Robert E. Leech, President

Date    November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ Robert E. Leech
Robert E. Leech, President

Date    November 25, 2009

By    /s/ Michael J. Ricks
 Michael J. Ricks, Treasurer

Date    November 25, 2009